Dividends	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Dividends
15	DIVIDENDS

	2019	2018	2017
	RMB million	RMB million	RMB million
Proposed final – RMB0.050 per ordinary share (2018: Nil, 2017: RMB0.049)	819	—	740

On March 31, 2020, the Board approved the 2019 profit distribution plan to propose cash dividend for 2019 of RMB0.050 per share (before tax), totaling RMB819 million (before tax) based on 16,379,509,203 shares of the Company. The aforesaid profit distribution proposal is subject to approval by the shareholders at the forthcoming 2019 annual general meeting of the Company.